ACCOUNTING FOR WARRANT LIABILITY - Quantitative information regarding level 3 (Details)	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares USD ($)	Dec. 31, 2019 shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares Issuable Upon Exercise of Warrant | shares			3,386,246
Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.87	0.47
Private Placement Warrants [Member] | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $	5.0	5.0
Private Placement Warrants [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	24.1	30
Private Placement Warrants [Member] | Warrant value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.79	1.52
Public Warrants | Warrant value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.73	1.49
Public Warrants | Publicly-traded value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.73	1.49